Revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Non-Interest Income:
Mortgage banking income	$ 26,167	$ 26,187
Wealth management income	3,624	3,917
SBA income	1,448
Net change in fair values	489	(368)
Earnings on investment in life insurance	290	300
Gain on sale of securities	165
Dividends on FHLB stock	430	168
Service charges on deposit accounts	110	115
Other	375	2,036
Total non-interest income	33,098	32,355
Debit card commission ans title fee	621	530
Bank
Non-Interest Income:
Mortgage banking income	268	124
Wealth management income	92	200
SBA income	1,448
Net change in fair values	(29)
Earnings on investment in life insurance	290	300
Gain on sale of securities	165
Dividends on FHLB stock	430	168
Service charges on deposit accounts	110	115
Other	819	1,058
Total non-interest income	3,593	1,965
Wealth
Non-Interest Income:
Wealth management income	3,532	3,717
Total non-interest income	3,532	3,717
Mortgage
Non-Interest Income:
Mortgage banking income	25,899	26,063
Net change in fair values	518	(368)
Other	(444)	978
Total non-interest income	$ 25,973	$ 26,673